Related Party Transactions	12 Months Ended
Dec. 31, 2013
Notes
Related Party Transactions

Note 6:  Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities.  In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies.  Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies.  The Company reimbursed CMFG Life $2,492, $1,044 and $665 for these expenses in 2013, 2012 and 2011, respectively; they are included in operating and other expenses. The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services.  MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company.  The Company recorded MCA investment management fees totaling $113, $105 and $72 for the years ended December 31, 2013, 2012 and 2011, respectively.  The Company utilizes CUNA Brokerage Services, Inc. (“CBSI”), to distribute its single premium deferred annuity and paid a commission for this service of $4,256 in 2013.

Amounts receivable/payable from/to affiliates are shown in the following table:

	2013	2012

Due from:
CMFG Life	$ 2,865	$ 2,085

Total	$ 2,865	$ 2,085

Due to:
CUNA Brokerage Services, Inc.	$ 854	$ -
CMFG Life	6	211
MEMBERS Capital Advisors, Inc.	10	5

Total	$ 870	$ 216

Amounts receivable from CMFG Life at December 31, 2013 are for purchases of annuities when a CMFG Life policyholder has surrendered their policy for the purchase of a single premium deferred annuity.  Amounts receivable from CMFG Life at December 31, 2012 were due for the policy loans transferred.

On November 30, 2012, the Company returned capital to CMIC of $18,000, which consisted of $296 in cash and $17,704 in fair value of debt securities, which resulted in a realized gain of $1,414.

See Note 7 regarding reinsurance and other agreements entered into by the Company and CMFG Life.